Recent Accounting Pronouncements and Changes to Accounting Policies	12 Months Ended
Dec. 31, 2017
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Recent Accounting Pronouncements and Changes to Accounting Policies

6. Recent Accounting Pronouncements and Changes to Accounting Policies

Recently adopted

The following amendments have been adopted by the Company effective January 1, 2017. The adoption of these amendments did not have an impact on the financial position or performance of the Company.

•	In January 2016, the International Accounting Standards Board (IASB) issued Recognition of Deferred Tax Assets for Unrealized Losses (Amendments to IAS 12). The amendments clarify requirements for the recognition of deferred tax assets for unrealized losses on debt instruments measured at fair value. These amendments are effective January 1, 2017, retrospectively, subject to certain exceptions.

•	In January 2016, the IASB issued Disclosure Initiative (Amendments to IAS 7). These amendments clarify IAS 7, improving the information provided to users of financial statements about an entity’s financing activities. These amendments are effective January 1, 2017, with earlier application permitted. The additional disclosures required by the amendments are included in note 34.

•	In December 2016, the IASB issued Annual Improvements (2014-2016 Cycle) which amended IFRS 12 Disclosure of Interests in Other Entities (IFRS 12) to clarify the scope of disclosures. The amendments clarify that the disclosure requirements in IFRS 12, other than those in paragraphs B10 to B16, apply to an entity’s held-for-sale interests. The Company has adopted the amendments retrospectively.

Future adoptions

Listed below are the standards, amendments, and interpretations that the Company reasonably expects to be applicable at a future date and intends to adopt when they become effective. The Company is currently considering the impact of adopting these standards, amendments, and interpretations on its consolidated financial statements and cannot reasonably estimate the effect at this time unless specifically mentioned below.

IFRS 15 Revenue from Contracts with Customers (IFRS 15)

In May 2014, the IASB issued IFRS 15 Revenue from Contracts with Customers (IFRS 15). In April 2016, the IASB issued amendments to clarify the standard and provide additional transition relief for modified contracts and completed contracts. IFRS 15 applies to all revenue contracts with customers and provides a model for the recognition and measurement of the sale of some non-financial assets such as property, plant, and equipment, and intangible assets. It sets out a five-step model for revenue recognition and applies to all industries. The core principle is that revenue should be recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration that the entity expects to be entitled to in exchange for those goods or services.

IFRS 15 requires numerous disclosures, such as the disaggregation of total revenue, disclosures about performance obligations, changes in contract asset and liability account balances, and key judgments and estimates. In addition, the accounting for loss-making contracts will fall under the onerous contracts guidance in IAS 37 Provisions, Contingent Liabilities and Contingent Assets. Major provisions of IFRS 15 include determining which goods and services are distinct and require separate accounting (performance obligations), determining the total transaction price, estimating and recognizing variable consideration, identifying and accounting for contract modifications, and determining whether revenue should be recognized at a point in time or over time (including guidance on measuring the stage of completion).

The mandatory effective date of IFRS 15 is January 1, 2018, and the standard may be adopted using a full retrospective or modified retrospective approach. The Company selected the modified retrospective approach which will result in the cumulative effect of adoption being recognized at the date of initial application, January 1, 2018. The Company elected to apply IFRS 15 only to contracts that were not completed at January 1, 2018. In addition, the Company elected, as a practical expedient, to reflect the aggregate effect of all contract modifications that occurred before January 1, 2018, for the purposes of identifying the satisfied and unsatisfied performance obligations, determining the transaction price, and allocating the transaction price to the satisfied and unsatisfied performance obligations.

The Company established a cross-functional IFRS 15 implementation team that provides regular updates to the Audit and Risk Committee, including reports on the progress made on the project’s detailed work plan. As part of the implementation project, the Company prepared an impact assessment, amended policies and practices, updated internal controls, and educated stakeholders. The updated internal controls will be tested by management in the first quarter of 2018. The Company’s operational finance team is in the process of completing contract reviews, and the implementation team is in the process of finalizing its assessment and quantifying the potential effect of IFRS 15 requirements on its consolidated financial statements, including the impact on opening retained earnings as at January 1, 2018. Details of key judgments and expected changes that may impact the timing and pattern of recognition are described below. Because the Company’s assessment will not be finalized until the end of the first quarter, the following explanation may not fully describe the potential effect of IFRS 15 on the Company’s accounting policies and is subject to change with new facts and circumstances.

Revenue recognized over time: The Company transfers control of the goods or services it provides to clients over time and therefore recognizes revenue progressively as the services are performed. The Company expects to continue to recognize revenue over time for fixed-fee and variable-fee-with-ceiling contracts by referring to the stage of completion using an input method based on cost. For the majority of its time-and-material contracts without stated ceilings, the Company expects to apply a practical expedient that allows the recognition of revenue in the amount for which it has the right to invoice, consistent with current practices for such contracts.

Contracts with multiple goods or services: The Company’s contracts often include multiple goods or services. Currently, the Company may segment revenue recognition between services such as the design, preconstruction, and construction phases of its contracts. Under IFRS 15, the Company will account for goods and services as separate performance obligations if they are distinct—if a good or service is separately identifiable from other items in the contract and if a customer can benefit from the good or service, either on its own or together with other resources that are readily available to the customer. The Company expects that many of its contracts will include a single performance obligation because the promise to transfer the individual goods or services is highly integrated and not separately identifiable from other promises in the contract and, therefore, is not distinct. The Company expects that, in some cases, the timing and pattern of revenue recognition may be impacted.

Contract modifications and claims: Contract modifications or claims against the customer have a different threshold for recognition in IFRS 15 than in IAS 11. The Company currently includes contract modifications or claims against the customer in estimated revenue at completion when it is probable the customer will approve or accept the amount and it can be reliably measured. Under IFRS 15, contract modifications or claims against the customer are included in estimated revenue at completion when management believes the Company has an enforceable right to the modification or claim, the amount can be estimated reliably, and realization is highly probable. The Company expects that, in some cases, the recognition of revenue related to contract modifications or claims against the customer will be later under IFRS 15.

Significant financing component: The Company currently recognizes holdbacks on long-term contracts at their discounted present value. Under IFRS 15, holdbacks will not typically result in a significant financing component as the intent is to provide protection against the failure of one party to adequately complete some or all of its obligations under the contract. As a result, the Company expects that holdbacks on long-term contracts will no longer be discounted.

Presentation of contract balances: The Company expects to reclassify certain amounts in the consolidated statements of financial position to comply with IFRS 15. Amounts that are billed based on contractual milestones or on achieving performance-based targets that are currently presented as unbilled revenue are expected to be included in contract assets. In addition, contract asset and contract liability balances will be presented on a net basis for each contract.

Disaggregation of revenue: The Company expects to disclose the disaggregation of gross revenue in categories that are consistent with its disclosure of segmented information (note 36), except that disclosure of Construction Services gross revenue by regional geographic area will be added.

IFRS 9 Financial Instruments (IFRS 9)

In July 2014, the IASB issued IFRS 9 Financial Instruments (IFRS 9) to introduce new requirements for the classification and measurement of financial assets and financial liabilities, including derecognition. IFRS 9 requires that all financial assets be subsequently measured at amortized cost or fair value. For financial liabilities designated at fair value through profit and loss, the new standard also requires that changes in fair value attributable to a financial liability’s credit risk be presented in other comprehensive income, not in profit or loss. Guidance on accounting for debt modifications has also been amended. As well, IFRS 9 includes a single expected-loss impairment model and a reformed approach to hedge accounting.

This standard is effective on or after January 1, 2018, and may be adopted using a full retrospective or modified retrospective approach. The Company has selected the modified retrospective approach. Based on the analyses performed to date, the Company is expecting the following impact from the adoption of the new standard on January 1, 2018:

Classification and measurement: The Company’s debt instruments held for self-insured liabilities, currently classified as available for sale, are being analyzed to determine whether the conditions for classification as fair value through other comprehensive income (FVOCI) will be met. There will be no significant change to the accounting for debt instruments that are ultimately determined to meet these conditions. To the extent that any debt instruments do not meet these conditions, the fair value will be reclassified to financial assets at fair value through profit or loss (FVPL), and the related fair value gains will be transferred from other comprehensive income to retained earnings on January 1, 2018.

The Company has determined that equity securities held for self-insured liabilities do not meet the criteria to be classified as either FVOCI or amortized cost. Consequently, $49.4 will be reclassified to financial assets at FVPL. Related fair value gains of $1.0 will be transferred from other comprehensive income to retained earnings on January 1, 2018.

Additional financial assets held by the Company include:

•	Cash and cash equivalents and cash held in escrow, currently measured at FVPL, that meet the conditions for classification at amortized cost, and

•	Trade and other receivables and unbilled revenue, currently measured at amortized cost, that meet the conditions for classification at amortized cost under IFRS 9

The Company does not expect the new guidance to affect the measurement of these financial assets.

There will be no impact on the Company’s accounting for financial liabilities because the new requirements affect only the accounting for financial liabilities that are designated at FVPL, and the Company does not have any such liabilities.

Derecognition of financial assets and liabilities: Derecognition rules for financial liabilities have been amended to clarify the accounting for modifications of fixed interest rate debt that do not result in extinguishment. To the extent the Company has a modification of debt in the future that does not constitute an extinguishment, an immediate remeasurement gain or loss will occur as a result of the revisions to this guidance. At January 1, 2018, there were no outstanding debt instruments impacted by the retrospective impact of this guidance. The derecognition rules for financial assets remain consistent with IAS 39 Financial Instruments: Recognition and Measurement.

Hedging: The new hedge accounting guidance will not impact the Company on adoption because there were no designated hedges at December 31, 2017.

Impairment of financial assets: The new impairment model requires the recognition of impairment provisions based on expected credit losses (ECL) rather than incurred credit losses. It applies to financial assets classified at amortized cost, debt instruments measured at FVOCI, contract assets under IFRS 15, lease receivables, loan commitments, and certain financial guarantee contracts. Based on the assessments undertaken to date, the Company expects the impact on credit losses to be insignificant.

The new standard also introduces expanded disclosure requirements and changes in presentation. These are expected to change the nature and extent of the Company’s disclosures about its financial instruments. Because the Company is in its final stages of assessing IFRS 9, the above explanations may not fully describe the potential effects of IFRS 9 on the Company’s accounting policies and is subject to change with new facts and circumstances.

IFRS 16 Leases (IFRS 16)

In January 2016, the IASB issued IFRS 16 Leases (IFRS 16) to introduce a single lease accounting model. It requires a lessee to recognize assets and liabilities for all leases with a term of more than 12 months, unless the underlying asset is low in value. IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17 Leases (IAS 17). The Company will apply IFRS 16 effective January 1, 2019.

The Company established an implementation team in early 2017. The Company continues to assess all potential impacts and transition provisions of this standard and believes that the most significant impact will relate to the accounting for operating leases associated with real estate leases. At this time, a quantitative estimate of the effect of the new standard has not been determined, but the Company anticipates a material impact to the statement of financial position due to the recognition of the present value of unavoidable future lease payments as lease assets and lease liabilities. The Company has not yet selected the transition method it will apply. Because the Company is currently assessing IFRS 16, the above explanation may not fully describe the potential effects of IFRS 16 on its accounting policies and is subject to change with new facts and circumstances.

Other future adoptions

•	In June 2016, the IASB issued Classification and Measurement of Share-based Payment Transactions (Amendments to IFRS 2). The amendments clarify how to account for the effects of vesting and non-vesting conditions on the measurement of cash-settled share-based payments, share-based payment transactions with a net settlement feature for withholding tax obligations, and a modification to the terms and conditions of a share-based payment that changes the classification of the transaction from cash-settled to equity-settled. This amendment is effective on or after January 1, 2018, with earlier application permitted.

•	In December 2016, the IASB issued Annual Improvements (2014-2016 Cycle) to make necessary but non-urgent amendments to IFRS 1 First-time Adoption of International Financial Reporting Standards (IFRS 1), and IAS 28 Investments in Associates and Joint Ventures (IAS 28). The amendments to IFRS 1 and IAS 28 are effective January 1, 2018, on a retrospective basis.

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In December 2016, the International Financial Reporting Interpretations Committee (IFRIC) issued an interpretation: IFRIC 22 Foreign Currency Transactions and Advance Consideration (IFRIC 22). This interpretation clarifies that for non-monetary assets and non-monetary liabilities, the transaction date is the date used to determine the exchange rate on which a company initially recognizes a prepayment or deferred income arising from an advance consideration. The interpretation is effective January 1, 2018, and entities may use either a retrospective or prospective approach on transition, with earlier application permitted.

•	In June 2017, IFRIC issued IFRIC 23 Uncertainty over Income Tax Treatments (IFRIC 23). This interpretation addresses how to reflect the effects of uncertainty in accounting for income tax. When there is uncertainty over income tax treatments under IAS 12 Income Taxes, IFRIC 23 is to be applied to determine taxable profit (tax loss), tax bases, unused tax losses, unused tax credits, and tax rates. This interpretation is effective January 1, 2019, retrospectively, subject to certain exceptions.

•	In October 2017, the IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9). The amendments address concerns about how IFRS 9 classifies prepayable financial assets and clarifies accounting for financial liabilities following a modification. These amendments are effective on or after January 1, 2019, on a retrospective basis subject to certain exceptions, with earlier application permitted.

•	In October 2017, the IASB issued Long-term Interest in Associates and Joint Ventures (Amendments to IAS 28). The amendments clarify that an entity applies IFRS 9 to long-term interests in an associate or joint venture that forms part of a net investment in the associate or joint venture but to which the equity method is not applied. These amendments are effective on or after January 1, 2019, on a retrospective basis subject to certain exceptions, with earlier application permitted.

•	In December 2017, the IASB issued Annual Improvements (2015-2017 Cycle) to make necessary but non-urgent amendments to IFRS 3 Business Combinations, IFRS 11 Joint Arrangements, IAS 12 Income Taxes, and IAS 23 Borrowing Costs. These amendments are effective on or after January 1, 2019, with earlier application permitted.